INCOME TAXES (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
U.S.	$ 0	$ 0	$ 0
Canada	(2,464,747)	(1,451,769)	(937,059)
Net loss before income taxes	$ (2,464,747)	$ (1,451,769)	$ (937,059)